CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY (DEFICIT) - USD ($)	Total	Previously Reported	Class A Common Stock	Class B Common Stock	Common Stock	Additional Paid-in Capital	Additional Paid-in Capital Previously Reported	Retained Earnings	Retained Earnings Previously Reported	Treasury Stock
Balance at Dec. 31, 2017	$ (7,479)			$ 359				$ (7,838)
Balance, shares at Dec. 31, 2017				3,593,750
Net income (loss)	(1,142)							(1,142)
Balance at Dec. 31, 2018	12,200,000	$ (8,621)		$ 359				12,200,000	$ (8,980)
Balance, shares at Dec. 31, 2018				3,593,750	7,300,000
Net income (loss)	(29,600,000)							(29,600,000)
Balance at Sep. 30, 2019	(17,400,000)							(17,400,000)
Balance, shares at Sep. 30, 2019					7,300,000
Balance at Dec. 31, 2018	12,200,000	(8,621)		$ 359				12,200,000	(8,980)
Balance, shares at Dec. 31, 2018				3,593,750	7,300,000
Class A common stock issued net of offering costs of $3,534,723	140,235,277		$ 1,438			$ 140,233,839
Class A common stock issued net of offering costs of $3,534,723, shares			14,375,000
Private Placement of Class A common stock issued	4,625,000		$ 46			4,624,954
Private Placement of Class A common stock issued, shares			462,500
Common stock subject to possible redemption	(139,860,505)		$ (1,382)			(139,859,123)
Common stock subect to possible redemption, shares			(13,820,208)
Net income (loss)	8,853							8,853
Balance at Dec. 31, 2019	(23,200,000)	5,000,004	$ 102	$ 359			$ 4,999,670	(23,200,000)	(127)
Balance, shares at Dec. 31, 2019			1,017,292	3,593,750	7,300,000
Balance at Jun. 30, 2019	10,000,000							10,000,000
Balance, shares at Jun. 30, 2019					7,300,000
Net income (loss)	(27,400,000)							(27,400,000)
Balance at Sep. 30, 2019	(17,400,000)							(17,400,000)
Balance, shares at Sep. 30, 2019					7,300,000
Balance at Dec. 31, 2019	(23,200,000)	$ 5,000,004	$ 102	$ 359			$ 4,999,670	(23,200,000)	$ (127)
Balance, shares at Dec. 31, 2019			1,017,292	3,593,750	7,300,000
Net income (loss)	(20,800,000)							(20,800,000)
Opening deferred tax liabilities under reverse recapitalization	(19,000,000)							(19,000,000)
Equity infusion from reverse recapitalization, net of transaction costs	175,700,000					175,700,000
Equity infusion from reverse recapitalization, net of transaction costs, shares					21,911,359
Shares issued upon settlement of equity-linked incentive plan	3,100,000					3,100,000
Shares issued upon settlement of equity-linked incentive plan, shares					300,000
Disgorgement of short swing profits	1,600,000					1,600,000
Share based compensation	3,200,000					3,200,000
Share based compensation, Share					390,000
Repurchases of common stock	(5,900,000)									$ (5,900,000)
Repurchases of common stock, Share					(390,000)
Balance at Sep. 30, 2020	114,700,000					183,600,000		(63,000,000)		(5,900,000)
Balance, shares at Sep. 30, 2020					29,511,359
Balance at Jul. 01, 2020	114,200,000					180,400,000		(63,300,000)		(2,900,000)
Balance, shares at Jul. 01, 2020					29,511,359
Net income (loss)	300,000							300,000
Share based compensation	3,200,000					3,200,000
Share based compensation, Share					390,000
Repurchases of common stock	(3,000,000)									(3,000,000)
Repurchases of common stock, Share					(390,000)
Balance at Sep. 30, 2020	$ 114,700,000					$ 183,600,000		$ (63,000,000)		$ (5,900,000)
Balance, shares at Sep. 30, 2020					29,511,359